COST OF SALES (Narrative) (Details) - CAD ($) $ in Thousands	12 Months Ended
	Aug. 31, 2020	Aug. 31, 2019
Disclosure Of Cost Of Sales [Abstract]
Indirect production to cost of sales		$ 4,733
Write-downs and provisions in relation to excess and obsolete inventories and biological assets	$ 35,584	4,733
Charges related to reduced workforce due to COVID-19	6,095
Plant culling	5,048
Lump-sum payments paid to temporarily laid-off workers	1,047
Charges for unabsorbed fixed overhead	$ 5,434